Loans and ACL (Summary of TDRs) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable [Line Items]
Total TDRs	$ 1,353	$ 1,128
ALLL attributable to TDRs	146	126
Performing TDRs
Financing Receivable [Line Items]
Total TDRs	1,170	982
Nonperforming TDRs (also included in NPL disclosures)
Financing Receivable [Line Items]
Total TDRs	183	146
Commercial | Performing TDRs | Commercial and industrial
Financing Receivable [Line Items]
Total TDRs	55	49
Commercial | Performing TDRs | CRE-income producing properties
Financing Receivable [Line Items]
Total TDRs	16	13
Commercial | Performing TDRs | CRE-construction and development
Financing Receivable [Line Items]
Total TDRs	9	16
Retail | Performing TDRs | Direct retail lending
Financing Receivable [Line Items]
Total TDRs	67	72
Retail | Performing TDRs | Revolving credit
Financing Receivable [Line Items]
Total TDRs	29	33
Retail | Performing TDRs | Residential mortgage-nonguaranteed
Financing Receivable [Line Items]
Total TDRs	332	288
Retail | Performing TDRs | Residential mortgage-government guaranteed
Financing Receivable [Line Items]
Total TDRs	420	316
Retail | Performing TDRs | Sales finance
Financing Receivable [Line Items]
Total TDRs	16	17
Retail | Performing TDRs | Other lending subsidiaries
Financing Receivable [Line Items]
Total TDRs	$ 226	$ 178